Shareholder Report, Average Annual Return (Details) 194537_LKCM International Equity Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	80 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LKCM International Equity Fund
Average Annual Return, Percent	21.87%	6.82%	8.61%
MSCI/EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI/EAFE® Index
Average Annual Return, Percent	31.89%	9.47%	9.56%